UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERCONTINENTAL FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES         VALUE IN
             U.S. DOLLARS

               COMMON STOCKS-97.4%
               BRAZIL--7.9%
    12,450   1 Aracruz Cellulose SA, ADR                                                         $     777,253
    75,400     Banco Bradesco SA, ADR                                                                1,860,872
    20,300     Banco Itau SA, ADR                                                                      883,659
   125,800     Cia de Concessoes Rodoviarias                                                         2,180,020
    98,100   1 Companhia Energetica de Minas Gerais, ADR                                             1,863,900
    37,800     Companhia Siderurgica Nacional SA, ADR                                                2,132,298
    78,700     Companhia Vale Do Rio Doce, ADR                                                       3,882,271
     8,000     Companhia de Bebidas das Americas (AmBev), ADR                                          559,760
     1,600     Companhia de Bebidas, Class C, ADR                                                      108,160
    25,400   1 Companhia de Saneamento Basico do Estado de Sao Paulo, ADR                            1,245,362
    56,200     Gerdau SA, ADR                                                                        1,351,048
    86,600   1 Petroleo Brasileiro SA, ADR                                                           4,609,718
   383,000     Sadia SA Industria e Comercio                                                         1,928,665
    59,000     Souza Cruz SA                                                                         1,232,625
    41,800     Tractebel Energia SA                                                                    477,227
    31,200     Unibanco Uniao de Bancos Brasileiros SA, GDR                                          3,481,296
    17,600     Usinas Siderurgicas de Minas Gerais SA                                                1,048,375
                  TOTAL                                                                             29,622,509
               FRANCE--12.7%
    72,100     AXA                                                                                   2,897,699
    33,000     Air France                                                                            1,366,159
    17,558     BNP Paribas SA                                                                        1,851,761
    13,700     CNP Assurances                                                                        1,749,826
     9,500     Compagnie Fonciere Klepierre                                                          1,498,481
    18,500     Compagnie de St. Gobain                                                               2,012,601
    30,525     Credit Agricole SA                                                                    1,151,840
     7,300     Etablissements Economiques du Casino Guichard-Perrachon SA                              745,832
    19,600     European Aeronautic Defence and Space Co.                                               581,528
    35,000     France Telecommunications                                                             1,055,607
    44,900     France Telecommunications, ADR                                                        1,361,368
     7,800     Gecina SA                                                                             1,280,059
     6,900     Imerys SA                                                                               631,742
    15,500     Lafarge SA                                                                            2,406,883
    19,500     M6 Metropole Television                                                                 588,390
     9,950     Michelin, Class B                                                                     1,253,374
    12,500     PPR SA                                                                                2,160,868
    15,800     PSA Peugeot Citroen                                                                   1,345,221
    91,000   1 PagesJaunes SA                                                                        1,844,595
    12,400     Renault SA                                                                            1,672,635
    61,250     Sanofi-Aventis, ADR                                                                   2,508,187
    25,500     Societe BIC SA                                                                        1,934,871
    15,960     Societe Generale, Paris                                                               2,573,541
    48,000     Suez SA                                                                               2,729,294
    18,200     Thales SA                                                                             1,032,626
    64,600   1 Thomson                                                                               1,060,416
    62,450     Total SA, Class B, ADR                                                                4,689,370
    16,600     Valeo SA                                                                                804,356
    10,800     Vinci SA                                                                                768,570
     7,350     Vivendi SA                                                                              300,476
                  TOTAL                                                                             47,858,176
               GERMANY, FEDERAL REPUBLIC OF--13.3%
    22,718     Allianz SE                                                                            4,868,673
    10,104     Altana AG                                                                               230,963
    23,800     BASF AG, ADR                                                                          3,143,742
    28,900     Bayer AG, ADR                                                                         2,284,545
    12,200     Celesio AG                                                                              763,663
    30,100     Commerzbank AG, Frankfurt                                                             1,233,801
    48,600     DaimlerChrysler AG                                                                    4,330,260
    28,700     Deutsche Bank AG                                                                      3,558,800
    69,540     Deutsche Post AG                                                                      2,020,608
   141,800     Deutsche Telekom AG, ADR                                                              2,637,480
    11,650     Douglas Hldg Ag                                                                         699,876
    27,580     E.On AG                                                                               4,626,849
    12,504     Heidelberger Druckmaschinen AG                                                          566,707
     8,340     Hochtief AG                                                                             836,522
     8,660   1 Hypo Real Estate Holding AG                                                             475,422
    18,350     MAN AG                                                                                2,631,963
    13,794     Metro AG                                                                              1,195,099
    27,536     RWE AG                                                                                3,096,150
     5,396     Salzgitter AG                                                                         1,065,851
    43,500     Siemens AG                                                                            5,450,550
    18,230     ThyssenKrupp AG                                                                       1,065,370
    15,590     Volkswagen AG                                                                         3,219,600
                  TOTAL                                                                             50,002,494
               ITALY--11.9%
    55,000     Assicurazioni Generali SpA                                                            2,249,959
   360,000     Banca Monte dei Paschi di Siena SpA                                                   2,287,762
    50,000     Benetton Group SpA                                                                      765,584
   241,000     Bulgari SpA                                                                           3,381,512
   150,000     Capitalia SpA                                                                         1,429,340
    73,000     Enel SpA, ADR                                                                         3,768,990
    46,000   1 Fiat SpA                                                                              1,221,938
    73,000     Finmeccanica SpA                                                                      2,139,045
   602,996     Intesa Sanpaolo                                                                       4,542,513
   100,000     Italcementi SpA                                                                       2,472,483
   117,000     Luxottica Group SpA                                                                   3,994,142
 2,450,000     Pirelli & Co.                                                                         2,751,778
   985,000     Snam Rete Gas SpA                                                                     5,799,998
    51,900     Telecom Italia SpA, ADR                                                               1,465,656
   775,000     Unicredito Italiano SpA                                                               6,640,625
                  TOTAL                                                                             44,911,325
               KOREA, REPUBLIC OF--12.5%
    20,000     Cheil Industries, Inc.                                                                1,095,598
     7,200     Daelim Industrial Co. Ltd.                                                            1,204,732
    24,500     Daishin Securities Co.                                                                  832,943
    22,400     Dongbu Insurance Co. Ltd.                                                               937,014
    29,214     Hanjin Heavy Industries                                                               1,327,909
    78,986   1 Hanjin Heavy Industries & Construction Co., Ltd.                                      6,776,482
    19,200     Hanjin Shipping Co.                                                                   1,074,283
     9,300     Hyundai Heavy                                                                         3,667,271
    49,500     KT Freetel                                                                            1,609,027
    49,000     Kia Motors Corp.                                                                        663,221
     9,200     Kookmin Bank, ADR                                                                       749,340
   124,000     Korea Electric Power Corp., ADR                                                       2,793,720
    17,500     LG Cable Ltd.                                                                         1,797,932
    27,900     LG Electronics, Inc.                                                                  2,140,893
    28,219     LG International Corp.                                                                  935,320
    20,800     LG Petrochemical Co. Ltd.                                                             1,006,416
    25,350     POSCO, ADR                                                                            3,886,408
    92,000     Pusan Bank                                                                            1,715,869
     3,712     SK Corp.                                                                                571,655
     9,088   1 SK Energy Co. Ltd.                                                                    1,244,600
    18,950     SK Telecom Co. Ltd., ADR                                                                518,662
    25,600     Samsung Corp.                                                                         1,743,408
    21,500     Samsung Electro-Mechanics Co.                                                         1,189,225
     1,200     Samsung Electronics Co.                                                                 562,080
     5,750     Samsung Electronics Co.                                                               3,621,709
    15,800     Samsung SDI Co. Ltd.                                                                  1,038,964
    23,350     Shinhan Financial Group Co. Ltd.                                                      1,423,447
     8,300     Shinhan Financial Group Co. Ltd., ADR                                                 1,029,200
                  TOTAL                                                                             47,157,328
               NORWAY--8.6%
   266,100     Den Norske Bank A/S                                                                   3,646,862
    20,500   1 Frontline Ltd.                                                                          958,182
   886,000   1 Marine Harvest ASA                                                                    1,039,483
   171,600     Norsk Hydro ASA                                                                       6,357,681
   406,500     Orkla ASA                                                                             6,582,036
   107,300     Statoil ASA                                                                           3,091,980
    85,300     Statoil ASA, ADR                                                                      2,454,934
   137,200     Storebrand ASA                                                                        2,110,932
   158,600     Telenor ASA                                                                           2,924,417
   129,800   1 Yara International ASA                                                                3,450,914
                  TOTAL                                                                             32,617,421
               SOUTH AFRICA--6.7%
    18,858     Anglo American Platinum Corp. Ltd.                                                    2,520,124
    87,000     Barloworld Ltd.                                                                       1,492,908
   136,500     Bidvest Group Ltd.                                                                    2,659,730
   800,000     FirstRand Ltd.                                                                        2,616,705
   100,100     Gold Fields Ltd., ADR                                                                 1,517,516
   177,650     Liberty Group Ltd.                                                                    2,232,461
   145,000   1 MTN Group Ltd.                                                                        2,209,911
    57,900     Mittal Steel South Africa Ltd.                                                        1,001,667
   161,428     Pretoria Portland Cement Co. Ltd.                                                     1,023,238
    56,300     Sasol Ltd., ADR                                                                       2,264,949
   168,000     Standard Bank Group Ltd.                                                              2,459,019
   450,000     Steinhoff International Holdings Ltd.                                                 1,449,203
   650,000     Woolworths Holdings Ltd.                                                              1,793,731
                  TOTAL                                                                             25,241,162
               TAIWAN, PROVINCE OF CHINA--8.3%
   777,600     Asia Cement Corp.                                                                     1,090,996
 4,092,000   1 China Development Financial Holding Corp.                                             1,667,800
 1,035,825     Compal Electronics, Inc.                                                              1,151,963
   410,550     Delta Electronics, Inc.                                                               1,530,232
 1,471,860   1 First Financial Holding Co. Ltd.                                                      1,016,921
   434,000     Formosa Chem&Fibre                                                                    1,057,382
   578,000     Formosa Plastic Corp.                                                                 1,436,242
   724,320     Hon Hai Precision Industry Co. Ltd.                                                   5,377,527
 1,181,000   1 Hua Nan Financial Holdings Co. Ltd.                                                     778,386
   350,314   1 Lite-On Technology Corp.                                                                553,071
 1,229,000     Mega Financial Holding Co. Ltd.                                                         763,470
   932,000     Nan Ya Plastic                                                                        2,259,394
   815,893   1 Pou Chen Corp.                                                                          815,893
   240,000     President Chain Store Corp.                                                             623,273
   782,340     Quanta Computer, Inc.                                                                 1,273,081
   846,300     Synnex Technology International Corp.                                                 2,323,478
   909,000   1 Taiwan Cellular Corp.                                                                 1,156,909
   660,540     Taiwan Cement                                                                           848,694
 2,470,287     Taiwan Semiconductor Manufacturing Co.                                                4,693,545
 1,790,000     United Microelectronics Corp.                                                         1,003,485
                  TOTAL                                                                             31,421,742
               TURKEY--2.0%
   195,000     Akbank TAS                                                                            1,245,239
    13,700     Anadolu Efes Biracilik ve Malt Sanayii AS                                               498,038
    77,850     Eregli Demir Ve Celik Fabrikalari TAS                                                   610,941
   156,000     Haci Omer Sabanci Holding AS                                                            864,166
    26,100     Tupras Turkiye Petrol Rafinerileri AS                                                   597,403
   115,000     Turkcell Iletisim Hizmetleri AS                                                         836,122
   197,000   1 Turkiye Garanti Bankasi AS                                                            1,265,590
   226,000     Turkiye Is Bankasi (Isbank), Class C                                                  1,104,135
   184,500   1 Turkiye Vakiflar Bankasi TAO                                                            528,055
                  TOTAL                                                                              7,549,689
               UNITED KINGDOM--13.5%
    50,445     Anglo American PLC, ADR                                                               1,443,736
    33,600     AstraZeneca PLC, ADR                                                                  1,653,120
    36,400     Aviva PLC                                                                               519,979
    97,400     BAE Systems PLC                                                                         907,780
    21,900     Bellway PLC                                                                             560,780
    25,100     BG Group PLC, ADR                                                                     2,002,478
    50,750     BHP Billiton PLC                                                                      1,492,918
     8,500     BHP Billiton PLC, ADR                                                                   497,675
    19,500     BP PLC, ADR                                                                           1,313,520
   390,000     BT Group PLC                                                                          2,482,862
    31,000     Barclays PLC                                                                            383,461
    40,000     Barclays PLC, ADR                                                                     1,984,000
    54,300     Barratt Devel                                                                         1,016,544
   290,000     Centrica PLC                                                                          2,254,068
    82,500     Daily Mail and General Trust, Class A                                                 1,128,622
    53,400     De La Rue PLC                                                                           801,048
    16,000     GlaxoSmithKline PLC                                                                     835,520
   131,000   1 Group 4 Securicor PLC                                                                   523,636
   108,400     HBOS PLC                                                                              1,921,157
    30,034     HSBC Holdings PLC                                                                     2,712,371
    11,000     Hanson PLC, ADR                                                                       1,220,450
   350,700     Legal & General Group PLC                                                             1,026,001
   158,000     Lloyds TSB Group PLC                                                                  1,736,194
   209,900     Man Group PLC                                                                         2,088,547
   126,600     Marks & Spencer Group PLC                                                             1,595,359
    45,600     Next PLC                                                                              1,775,382
     5,275     Rio Tinto PLC                                                                         1,449,570
   242,300     Royal Bank of Scotland PLC, Edinburgh                                                 2,806,649
    71,370     Royal Dutch Shell PLC, Class A, ADR                                                   5,520,470
    73,500     SABMiller PLC                                                                         2,015,444
    31,300     Travis Perkins PLC                                                                    1,126,490
    61,512     Vodafone Group PLC, ADR                                                               1,992,989
                  TOTAL                                                                             50,788,820
                  TOTAL COMMON STOCKS (IDENTIFIED COST $279,690,816)                               367,170,666
               EXCHANGE TRADED FUND - 0.5%
    32,000     iShares MSCI Brazil (IDENTIFIED COST $2,017,325)                                      1,969,600
               MUTUAL FUND--0.7%
 2,814,326 2,3 Prime Value Obligations Fund, Institutional Shares, 5.33% (AT NET ASSET VALUE)        2,814,326
                  TOTAL INVESTMENTS - 98.6%                                                        371,954,592
                  (IDENTIFIED COST $284,522,467)4
                  OTHER ASSETS AND LIABILITIES - NET - 1.4%                                          5,114,508
                  TOTAL NET ASSETS - 100%                                                        $ 377,069,100


1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $284,522,467. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $87,432,125. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $92,304,727 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,872,602.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, including Exchange Traded Funds, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007